Personnel	12 Months Ended
Dec. 31, 2022
Personnel
Personnel

5 Personnel

Accounting policy

Share based remuneration

The fair value of share based remuneration is determined at the date of grant and recognised as an expense in the income statement on a straight-line basis over the vesting period, taking account of the estimated number of shares that are expected to vest. Market based performance criteria are taken into account when determining the fair value at the date of grant. Non-market based performance criteria are taken into account when estimating the number of shares expected to vest. The fair value of share based remuneration is determined by use of a binomial or Monte Carlo simulation model as appropriate. All of the Group’s share based remuneration is equity settled.

		2020	2021	2022
	Note	£m	£m	£m
Staff costs
Wages and salaries		2,173	2,157	2,453
Social security costs		232	214	257
Pensions	6	125	133	150
Share based remuneration		25	45	46
Total staff costs		2,555	2,549	2,906

The Group provides a number of share based remuneration schemes to directors and employees. The principal share based remuneration schemes are the Executive Share Option Schemes (ESOS), the Long-Term Incentive Plan (LTIP) and the Retention Share Plan (RSP). Share options granted under ESOS are exercisable after three years and up to ten years from the date of grant at a price equivalent to the market value of the respective shares at the date of grant. Conditional shares granted under LTIP and RSP are exercisable after three years for nil consideration if conditions are met. Other awards principally relate to all employee share based saving schemes in the UK and the Netherlands. Further details are provided in the Remuneration Report on pages 121 to 142.

NUMBER OF PEOPLE EMPLOYED: FULL-TIME EQUIVALENTS*	At 31 December			Average during the year
	2020	2021	2022	2020	2021	2022
Business segment
Risk	9,700	10,000	10,800	9,600	9,800	10,400
Scientific, Technical & Medical	8,600	8,700	9,500	8,300	8,600	9,300
Legal	10,400	10,500	11,300	10,500	10,300	10,900
Exhibitions	3,700	3,500	3,300	4,200	3,600	3,300
Sub-total	32,400	32,700	34,900	32,600	32,300	33,900
Corporate/shared functions	800	800	800	800	800	800
Total	33,200	33,500	35,700	33,400	33,100	34,700
Geographical location
North America	14,200	14,000	14,900	14,200	13,900	14,500
Europe	9,500	9,300	9,800	9,600	9,400	9,500
Rest of world	9,500	10,200	11,000	9,600	9,800	10,700
Total	33,200	33,500	35,700	33,400	33,100	34,700

* Reported to the nearest 100.

The number of UK full-time equivalents as at 31 December 2022 was 5,800 (2021: 5,400; 2020: 5,400) and the average during the year was 5,600 (2021: 5,400; 2020: 5,400).